UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

   /s/ Gregory Bylinsky              New York, NY              May 17, 2010
---------------------------     ----------------------       ----------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              17
                                            --------------------

Form 13F Information Table Value Total:           $133,250
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE

Column 1                      Column 2         Column 3     Column 4       Column 5         Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP        (X$1000)  PRN  AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
AFC ENTERPRISES INC           COM              00104Q 10 7   10,470    975,776  SH            SOLE              975,776
ASSISTED LIVING CONCPT NEV N  CL A NEW         04544X 30 0   27,120    825,822  SH            SOLE              825,822
CARROLS RESTAURANT GROUP INC  COM              14574X 10 4      356     52,411  SH            SOLE               52,411
DAILY JOURNAL CORP            COM              233912 10 4      221      3,312  SH            SOLE                3,312
EARTHLINK INC                 COM              270321 10 2    9,990  1,169,797  SH            SOLE            1,169,797
HOME DEPOT INC                COM              437076 10 2    6,470    200,000  SH            SOLE              200,000
HOME DEPOT INC                COM              437076 10 2    1,019     31,500  SH   CALL     SOLE
HOME DEPOT INC                COM              437076 10 2    6,470    200,000  SH   PUT      SOLE              200,000
COLE KENNETH PRODTNS INC      CL A             193294 10 5    3,844    300,061  SH            SOLE              300,061
LUBYS INC                     COM              549282 10 1    8,852  2,246,585  SH            SOLE            2,246,585
MODUSLINK GLOBAL SOLUTIONS I  COM              60786L 10 7    4,807    570,260  SH            SOLE              570,260
NOVELL INC                    COM              670006 10 5    5,040    840,000  SH            SOLE              840,000
PEERLESS SYS CORP             COM              705536 10 0    9,790  3,599,320  SH            SOLE            3,599,320
STAR GAS PARTNERS L P         UNIT LTD PARTNR  85512C 10 5   29,530  6,788,392  SH            SOLE            6,788,392
TANDY LEATHER FACTORY INC     COM              87538X 10 5    5,098  1,300,402  SH            SOLE            1,300,402
ULTICOM INC                   COM NEW          903844 20 7    3,375    364,824  SH            SOLE              364,824
YOUBET COM INC                COM              987413 10 1      798    271,400  SH            SOLE              271,400